Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical) - Millburn Multi-Markets Trading L.P. [Member] - Long Contracts [Member] - contract	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment term	10 years	10 years
Contracts	111	4
Investment settlement date	Mar. 01, 2018	Mar. 01, 2017
30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Investment term	30 years
Contracts	209
Investment settlement date	Mar. 01, 2018